Equity Incentive Plans and Stock Based Compensation - Weighted-Average Fair Value Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.60%	1.70%	1.83%
Expected life (in years)	5 years 11 months 19 days	5 years 11 months 27 days	5 years 11 months 23 days
Dividend yield	0.00%	0.00%	0.00%
Volatility	108.00%	83.00%	94.00%
Weighted-average fair value of stock options granted	$ 0.44	$ 3.06	$ 2.89
Employee Stock Purchase Plan (ESPP)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	0.56%	0.39%	0.20%
Expected life (in years)	1 year 2 months 27 days	1 year 2 months 27 days	1 year 2 months 27 days
Dividend yield	0.00%	0.00%	0.00%
Volatility	161.00%	50.00%	49.00%
Weighted-average fair value of ESPP purchase rights	$ 0.22	$ 1.58	$ 1.60